Share-based compensation (Share Options - Narrative) (Details) - CNY (¥) ¥ in Thousands				1 Months Ended		12 Months Ended
	Jul. 10, 2017	Dec. 31, 2008	Dec. 31, 2007	Oct. 31, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 16, 2011
Share-based compensation [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									43,000,000
Huya Common Share [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense						¥ 28,226
Stock Transferred During Period Shares Issued For Services				1,551,495
Huya 2017 Share Incentive Plan [Member]
Share-based compensation [Line Items]
Awards granted (in shares)	11,737,705
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	17,647,058
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	11,737,705
Allocated Share-based Compensation Expense						19,473
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options						¥ 77,660
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 3 months
Huya 2017 Share Incentive Plan [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	24 months
Huya 2017 Share Incentive Plan [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period	24 months
Vesting rate	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	24 months
Share options [Member] | Pre-2009 Scheme Options [Member]
Share-based compensation [Line Items]
Total intrinsic value of options exercised						¥ 9,415	¥ 3,270	¥ 122,956
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based compensation [Line Items]
Vesting rate					25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					25.00%
Share options [Member] | Pre-2009 Scheme Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based compensation [Line Items]
Vesting period						36 months
Vesting rate						75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						75.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						36 months
Share options [Member] | Pre-2009 Scheme Options [Member] | Employees [Member]
Share-based compensation [Line Items]
Awards granted (in shares)		8,499,050	12,705,700
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		8,499,050	12,705,700
Share options [Member] | Pre-2009 Scheme Options [Member] | Non-employee [Member]
Share-based compensation [Line Items]
Awards granted (in shares)			3,832,290
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			3,832,290